TAXES ON INCOME - Summary of Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforward	$ 94,973	$ 72,116
Research and development costs carryforward	18,728	18,357
Inventory provision	948	1,093
Accrued Expenses	727	725
Property and equipment	311	155
Lease liabilities	6,328	0
Other	3,110	2,852
Gross deferred tax assets	125,125	95,298
Valuation allowance	(118,932)	(95,264)
Deferred tax liabilities:
Right-of-use assets	(6,193)	0
Other	0	(34)
Total deferred tax liabilities	(6,193)	(34)
Net deferred tax	$ 0	$ 0